Capital and financing transactions - Schedule of capital and financing transactions (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2026	Jan. 31, 2025
Disclosure of objectives, policies and processes for managing capital [line items]
Beginning Balance		$ 88,587	$ 84,076
Issued in relation to share-based payments, net	[1]	$ 8	8
Repurchased for cancellation under the Normal Course Issuer Bid (shares)		4,900,000
Repurchased for cancellation under the Normal Course Issuer Bid		$ (495)
Ending Balance		$ 89,022	$ 86,421
Common shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Outstanding at beginning of year		1,236,305,738	1,244,435,686
Beginning Balance		$ 22,067	$ 22,054
Issued in relation to share-based payments, net (shares)		1,363,037	1,092,275
Issued in relation to share-based payments, net		$ 111	$ 82
Repurchased for cancellation under the Normal Course Issuer Bid (shares)		(4,876,647)
Repurchased for cancellation under the Normal Course Issuer Bid		$ (89)
Outstanding at end of year		1,232,792,128	1,245,527,961
Ending Balance		$ 22,089	$ 22,136

[1]	Represents amounts on account of share-based payments (refer to Note 12).